Derivatives and hedge accounting	12 Months Ended
Dec. 31, 2018
Derivatives and hedge accounting [abstract]
Derivatives and hedge accounting

40 Derivatives and hedge accounting

Use of derivatives

ING Group uses derivatives for economic hedging purposes to manage its asset and liability portfolios and structural risk positions, as described in Note 53 ‘Risk management – Credit risk and Market risk’. The primary objective of ING Group’s hedging activities is to manage the risks which arises from structural imbalances in the duration and other profiles of its assets and liabilities. The objective of economic hedging is to enter into positions with an opposite risk profile to an identified risk exposure to reduce that exposure. The main risks which are being hedged are interest rate risk and foreign currency exchange rate risk. These risks are primarily hedged with interest rate swaps cross currency swaps and foreign exchange forwards/swaps.

ING Group uses credit derivatives to manage its economic exposure to credit risk, including total return swaps and credit default swaps, to sell or buy protection for credit risk exposures in the loan, investment, and trading portfolios. Hedge accounting is not applied in relation to these credit derivatives.

Hedge accounting

Derivatives that qualify for hedge accounting under IFRS are classified and accounted for in accordance with the nature of the instrument hedged and the type of IFRS hedge model that is applicable. The three models applicable under IFRS are: fair value hedge accounting, cash flow hedge accounting, and hedge accounting of a net investment in a foreign operation. How and to what extent these models are applied are described under the relevant headings below. The company’s detailed accounting policies for these three hedge models are set out in Note 1 ‘Accounting policies’ in the section ‘IFRS 9 ‘Financial instruments’ - ‘Accounting policies applied from 1 January 2018’.

Fair value hedge accounting

ING Group’s fair value hedges principally consist of interest rate swaps that are used to protect against changes in the fair value of fixed-rate instruments due to movements in market interest rates. ING Group’s approach to manage market risk, including interest rate risk, is discussed in Note 53 ‘Risk management –Market risk’. ING Group’s exposure to interest rate risk is disclosed in paragraph ‘Interest rate risk in banking book’.

By using derivative financial instruments to hedge exposures to changes in interest rates, ING Group also exposes itself to credit risk of the derivative counterparty, which is not offset by the hedged item. ING Group minimises counterparty credit risk in derivative instruments by clearing most of the derivatives through Central Clearing Counterparties. In addition ING Group only enters into transactions with high-quality counterparties and requires posting collateral.

ING Group applies fair value hedge accounting on micro level in which one hedged item is hedged with one or multiple hedging instruments. Micro fair value hedge accounting is mainly applied on issued debt securities and purchased debt instruments for hedging interest rate risk.

Before fair value hedge accounting is applied by ING Group, ING Group determines whether an economic relationship between the hedged item and the hedging instrument exists based on an evaluation of the quantitative characteristics of these items and the hedged risk that is supported by quantitative analysis. ING Group considers whether the critical terms of the hedged item and hedging instrument closely align when assessing the presence of an economic relationship. ING Group evaluates whether the fair value of the hedged item and the hedging instrument respond similarly to similar risks. In addition ING is mainly using regression analysis to assess whether the hedging instrument is expected to be and has been highly effective in offsetting changes in the fair value of the hedged item.

ING Group uses the following derivative financial instruments in a fair value hedge accounting relationship:

Gross carrying value of derivatives designated under fair value hedge accounting
	Assets	Liabilities
As at 31 December 2018
Hedging instrument on interest rate risk
– Interest rate swaps	3,222	4,085
– Other interest derivatives	78	65

The derivatives used for fair value hedge accounting are included in the statement of financial position line-item ‘Financial assets at fair value through profit or loss – Non-trading derivatives’ for EUR 650 million (2017: EUR: 542 million) respectively ‘Financial liabilities at fair value through profit or loss – Non-trading derivatives’ for EUR 1,035 million (2017: EUR 317 million). The remaining derivatives are offset with other derivatives and collaterals paid or received.

For our main currencies the average fixed rate for interest rate swaps used in fair value hedge accounting are 1.76% for EUR and 3.38% for USD.

The following table shows the net notional amount of derivatives designated in fair value hedging, split into the maturity of the instruments. The net notional amounts presented in the table are a combination of payer (-) and receiver (+) swaps.

Maturity derivatives designated in fair value hedging
As at 31 December 2018	Less than 1month	1 to 3 months	3 to 12months	1 to 2 year	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Hedging instrument on interest rate risk
– Interest rate swaps	467	511	869	13,531	8,826	6,806	8,337	9,983	49,331
– Other interest derivatives	–11	–53	–101	–55	–228	–325	–325	–51	–1,148

Gains and losses on derivatives designated under fair value hedge accounting are recognised in the statement of profit or loss. The effective portion of the fair value change on the hedged item is also recognised in the statement of profit or loss. As a result, only the net accounting ineffectiveness has an impact on the net result.

Hedged items included in a fair value hedging relationship
	Carrying amount of the hedge item		Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item		Change infair valueused formeasuringineffectiveness for the period	Change in fair value hedge instruments	Hedge ineffectiveness recognised in the statement of profit or loss
	Assets	Liabilities	Assets	Liabilities
As at 31 December 2018
Interest rate risk
– Amounts due from banks					–1
– Debt securities at fair value through other comprehensive income	18,471		n/a		1
– Loans and advances to customers	2,909		273		–134
– Debt instruments at amortised cost	16,843		687		–91
– Debt securities in issue		55,081		1,659	53
– Subordinated loans		12,799		53	57
– Amounts due to banks		17,717		55	–52
– Customer deposits and other funds on deposit		193		–0	–11
– Discontinued hedges			272
Total	38,223	85,790	1,232	1,767	–176	185	8

As at 31 December 2017					91	–184	–93

The main sources of ineffectiveness are:

- differences in maturities of the hedged item(s) and hedging instrument(s);

- different interest rate curves applied to discount the hedged item(s) and hedging instrument(s);

- differences in timing of cash flows of the hedged item(s) and hedging instrument(s).

There were no other sources of ineffectiveness in these hedging relationships.

Cash flow hedge accounting

ING Group’s cash flow hedges mainly consist of interest rate swaps and cross-currency swaps that are used to protect against the exposure to variability in future cash flows on non-trading assets and liabilities that bear interest at variable rates or are expected to be refunded or reinvested in the future. The amounts and timing of future cash flows, representing both principal and interest flows, are projected for each portfolio of financial assets and liabilities, based on contractual terms and other variables including estimates of prepayments. These projected cash flows form the basis for identifying the notional amount subject to interest rate risk or foreign currency exchange rate risk that is designated under cash flow hedge accounting.

ING Group’s approach to manage market risk, including interest rate risk and foreign currency exchange rate risk, is discussed in Note 53 ‘Risk management – Credit risk and Market risk’. ING Group determines the amount of the exposures to which it applies hedge accounting by assessing the potential impact of changes in interest rates and foreign currency exchange rates on the future cash flows from its floating-rate assets and liabilities. This assessment is performed using analytical techniques.

As noted above for fair value hedges, by using derivative financial instruments to hedge exposures to changes in interest rates and foreign currency exchange rates, ING Group exposes itself to credit risk of the derivative counterparty, which is not offset by the hedged items. This exposure is managed similarly to that for fair value hedges.

Gains and losses on the effective portions of derivatives designated under cash flow hedge accounting are recognised in Other Comprehensive Income. Interest cash flows on these derivatives are recognised in the statement of profit or loss in ‘Net interest income’ consistent with the manner in which the forecasted cash flows affect net result. The gains and losses on ineffective portions of such derivatives are recognised immediately in the statement of profit or loss in ‘Valuation results and net trading income’.

ING Group determines an economic relationship between the cash flows of the hedged item and the hedging instrument based on an evaluation of the quantitative characteristics of these items and the hedged risk that is supported by quantitative analysis. ING Group considers whether the critical terms of the hedged item and hedging instrument closely align when assessing the presence of an economic relationship. ING Group evaluates whether the cash flows of the hedged item and the hedging instrument respond similarly to the hedged risk, such as the benchmark interest rate of foreign currency. In addition (for macro FX hedging relationships) a regression analysis is performed to assess whether the hedging instrument is expected to be and has been highly effective in offsetting changes in the fair value of the hedged item.

ING Group uses the following derivative financial instruments in a cash flow hedge accounting relationship:

Gross carrying value of derivatives used for cash flow hedge accounting
	Assets	Liabilities
As at 31 December 2018
Hedging instrument on interest rate risk
– Interest rate swaps	5,757	3,664
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate derivatives	204	154

The derivatives used for cash flow hedge accounting are included in the statement of financial position line-item ‘Financial assets at fair value through profit or loss – Non-trading derivatives’ EUR 1,012 million (2017: EUR 617 million) respectively ‘Financial liabilities at fair value through profit or loss – Non-trading derivatives’ EUR 458 million (2017: EUR 339 million). The remaining derivatives are offset with other derivatives and collaterals paid or received.

For the main currencies the average fixed rate for interest rate swaps used in cash flow hedge accounting are 1.21% for EUR, 2.53% for PLN and 2.49% for USD. The average rates for cross currency swaps used in cash flow hedge accounting is EUR 1.14 for EUR/USD.

The following table shows the net notional amount of derivatives designated in cash flow hedging split into the maturity of the instruments. The net notional amounts presented in the table are a combination of payer (+) and receiver (-) swaps.

Maturity derivatives designated in cash flow hedging
As at 31 December 2018	Less than 1month	1 to 3 months	3 to 12months	1 to 2 year	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Hedging instrument on interest rate risk
– Interest rate swaps	–107	–2,546	–7,107	–5,591	–9,883	–7,928	–8,980	–29,629	–71,771
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate derivatives	5	48	–601	–4,461	–5,622	–2,647	–793	–239	–14,311

The following table shows the cash flow hedge accounting impact on profit or loss and comprehensive income:

Cash flow hedging – impact of hedging instruments on the statement of profit or loss and other comprehensive income
	Change in value used for calculating hedge ineffectiveness for the period	Carrying amount cash flow hedge reserve at the end of the reporting period	Amount reclassified from CFH reserve to profit or loss	Cash flow is no longer expected to occur	Change in value of hedging instrument recognised in OCI	Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)
As at 31 December 2018
Interest rate risk on;
– Floating rate lending	–540	730	280	–2
– Floating rate borrowing	51	5	–47
– Other	–72	101	34
– Discontinued hedges			–25	2
Total interest rate risk	–561	836	242	–1	231	–18
Combined interest and FX rate risk on;
– Floating rate lending	53	–60	–377
– Floating rate borrowing	–35	47	–1
– Other			–1
Total combined interest and Fx	18	–13	–378		347	–1

Total cash flow hedge	–543	823	–137	–1	578	–19

The main sources of ineffectiveness for cash flow hedges are:

- differences in timing of cash flows of the hedged item(s) and hedging instrument(s);

- mismatches in reset frequency between hedged item and hedging instrument.

Hedges of net investments in foreign operations

A foreign currency exposure arises from a net investment in subsidiaries that have a different functional currency from that of ING Group. The risk arises from the fluctuation in spot exchange rates between the functional currency of the subsidiaries and ING Group’s functional currency, which causes the amount of the net investment to vary in the consolidated financial statements of ING Group. This risk may have a significant impact on ING Group’s financial statements. ING Group’s policy is to hedge these exposures only when not doing so be expected to have a significant impact on the regulatory capital ratios of ING Group and its subsidiaries.

ING Group’s net investment hedges principally consist of derivatives (including currency forwards and swaps) and non-derivative financial instruments such as foreign currency denominated funding. When the hedging instrument is foreign currency denominated debt, ING Group assesses effectiveness by comparing past changes in the carrying amount of the debt that are attributable to a change in the spot rate with past changes in the investment in the foreign operation due to movement in the spot rate (the offset method).

Gains and losses on the effective portions of derivatives designated under net investment hedge accounting are recognised in Other Comprehensive Income. The balance in equity is recognised in the statement of profit or loss when the related foreign subsidiary is disposed. The gains and losses on ineffective portions are recognised immediately in the statement of profit or loss.

ING Group has the following derivative financial instruments used for net investment hedging;

Gross carrying value of derivatives used for net investment hedging
	Assets	Liabilities
As at 31 December 2018
– FX forwards and futures	41	16

The derivatives used for net investment hedge accounting are included in the statement of financial position line-item ‘Financial assets at fair value through profit or loss – Non-trading derivatives’ EUR 41 million (2017: EUR 29 million) respectively ‘Financial liabilities at fair value through profit or loss – Non trading derivatives’ EUR 17 million (2017: EUR 71 million). The remaining derivatives are offset with other derivatives and collaterals paid or received.

For the main currencies the average exchange rates used in net investment hedge accounting for 2018 are EUR/USD 1.18, EUR/PLN 4.26, EUR/AUD 1.58 and EUR/THB 38.15.

The following table shows the notional amount of derivatives designated in net investment hedging split into the maturity of the instruments:

Maturity derivatives designated in net investment hedging
As at 31 December 2018	Less than 1month	1 to 3 months	3 to 12months	1 to 2 year	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
– FX forwards and futures	–4,085	–1,870		–54					–6,009

The effect of the net investment hedge accounting in the statement of profit or loss and other comprehensive income is as follows:

Net investment hedge accounting – Impact on statement of profit or loss and other comprehensive income

As at 31 December 2018	Change in value used for calculating hedge ineffectiveness for the period	Carrying amount net investment hedge reserve at the end of the reporting period	Hedged item affected statement of profit or loss	Change in value of hedging instrument recognised in OCI	Hedge ineffectiveness recognised in the statement of profit or loss, gain(+) / Loss(-)
Investment in foreign operations	–71	540		71	2
Discontinued hedges		–210